Basis of preparation and statement of compliance - Foreign Exchange Rates (Details) - 6 months ended Jun. 30, 2023	$ / €	Total
Exchange rate (USD per EUR)
Average exchange rate for the period	1.0807
Exchange rate at period end	1.0866	1.087